CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Capital Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 8,363	$ 1,156	$ 2,481	$ (377)	$ 2,723	$ 1,164	$ 1,216
Stock-based compensation expense	34		34	73	(73)
Equity investment divestiture	8				8
Comprehensive income (loss):
Net income (loss)	542				830		(288)
Other comprehensive income (loss), net of tax	(196)					(185)	(11)
Comprehensive income (loss)	346						(299)
Dividends to noncontrolling interest	(7)						(7)
Dividends	(247)				(247)
Ending Balance at Dec. 31, 2010	8,497	1,156	2,515	(304)	3,241	979	910
Stock-based compensation expense	29		29	33	(33)
Business combination	9						9
Comprehensive income (loss):
Net income (loss)	155				650		(495)
Other comprehensive income (loss), net of tax	(335)					(309)	(26)
Comprehensive income (loss)	(180)						(521)
Dividends to noncontrolling interest	(5)						(5)
Dividends	(354)				(354)
Ending Balance at Dec. 31, 2011	7,996	1,156	2,544	(271)	3,504	670	393
Stock-based compensation expense	11		11	32	(32)
Business combination	765						765
Comprehensive income (loss):
Net income (loss)	(2,188)				(1,158)		(1,030)
Other comprehensive income (loss), net of tax	140					124	16
Comprehensive income (loss)	(2,048)						(1,014)
Dividends to noncontrolling interest	(5)						(5)
Dividends	(355)				(355)
Ending Balance at Dec. 31, 2012	$ 6,364	$ 1,156	$ 2,555	$ (239)	$ 1,959	$ 794	$ 139